UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Addison Clark Management, L.L.C.

Address:  2960 Post Road, Suite 200
          Southport, Connecticut 06490


13F File Number: 28-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Terence M. Hogan
Title:  Managing Member
Phone:  (203) 254-8727


Signature, Place and Date of Signing:

/s/ Terence M. Hogan          Southport, Connecticut       November 14, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  $122,840
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number      Name

1.       028-10546                 Addison Clark Capital, L.L.C.
2.       028-10545                 Addison Clark Fund, L.P.
3.       028-10547                 Addison Clark Offshore Fund, Ltd.
----     -------------------       ----------------------------------


FORM 13F INFORMATION TABLE


COLUMN 1                COLUMN  2      COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                 TITLE                     VALUE   SHRS OR    SH/  PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS    CUSIP       (X$1000)  PRN AMT    PRN  CALL   DISCRETION  MGRS   SOLE      SHARED  NONE
--------------                   --------    -----       --------  -------    ---  ----   ----------  ----   ----      ------  ----
ARQULE INC                       COM         04269E107     1,954     249,600  SH           SHARED     1,2,3    289,900
AWARE INC MASS                   COM         05453N100     1,521     273,100  SH           SHARED     1,2,3    825,000
BANK OF AMERICA CORPORATION      COM         060505104       842      20,000  SH   PUT     SHARED     1,2,3    610,400
BARNES & NOBLE INC               COM         067774109     8,871     235,300  SH           SHARED     1,2,3    338,000
BELLSOUTH CORP                   COM         079860102     1,315      50,000  SH   PUT     SHARED     1,2,3  1,400,000
CAMECO CORP                      COM         13321L108    15,510     289,900  SH           SHARED     1,2,3    235,300
DOW CHEM CO                      COM         260543103       833      20,000  SH   PUT     SHARED     1,2,3  1,102,500
EASTMAN KODAK CO                 COM         277461109     1,217      50,000  SH   PUT     SHARED     1,2,3    230,000
FEDERAL NATL MTG ASSN            COM         313586109     1,345      30,000  SH   PUT     SHARED     1,2,3    125,000
FREESCALE SEMICONDUCTOR INC      CL A        35687M107   14, 289     610,400  SH           SHARED     1,2,3    230,000
FULL HOUSE RESORTS INC           COM         359678109     1,898     462,900  SH           SHARED     1,2,3    400,000
GTECH HLDGS CORP                 COM         400518106     1,603      50,000  SH           SHARED     1,2,3  1,126,000
INTL PAPER CO                    COM         460146103     1,490      50,000  SH   PUT     SHARED     1,2,3  1,441,786
ITT EDUCATIONAL SERVICES INC     COM         45068B109     6,169     125,000  SH           SHARED     1,2,3    249,600
JPMORGAN & CHASE & CO            COM         46625H100     1,697      50,000  SH   PUT     SHARED     1,2,3    462,900
LABRANCHE & CO INC               COM         505447102     1,304     150,000  SH           SHARED     1,2,3     50,000
LIBERTY GLOBAL INC               COM SER A   530555101     6,231     230,000  SH           SHARED     1,2,3    273,100
LIBERTY GLOBAL INC               COM SER C   530555309     5,923     230,000  SH           SHARED     1,2,3    150,000
M T R GAMING GROUP INC           COM         553769100     1,167     145,718  SH           SHARED     1,2,3    145,718
MEDIACOM COMMUNICATIONS CORP     CL A        58446K105     8,136   1,102,500  SH           SHARED     1,2,3     30,000
MITCHAM INDS INC                 COM         606501104     4,560     400,000  SH           SHARED     1,2,3     20,000
NOVELL INC                       COM         670006105    10,430   1,400,000  SH           SHARED     1,2,3     50,000
PENN NATL GAMING INC             COM         707569109    10,515     338,000  SH           SHARED     1,2,3     50,000
PINNACLE ENTMT INC               COM         723456109    15,122     825,000  SH           SHARED     1,2,3     20,000
RITE AID CORP                    COM         767754104     4,369   1,126,000  SH           SHARED     1,2,3     30,000
SBC COMMUNICATIONS INC           COM         78387G103     1,438      60,000  SH   PUT     SHARED     1,2,3     45,000
VERIZON COMMUNICATIONS           COM         92343V104     1,471      45,000  SH   PUT     SHARED     1,2,3     60,000
WACHOVIA CORP 2ND NEW            COM         929903102     1,428      30,000  SH   PUT     SHARED     1,2,3     50,000
XM SATELLITE RADIO HLDGS INC     CL A        983759101       718      20,000  SH   PUT     SHARED     1,2,3     50,000
ZHONE TECHNOLOGIES INC NEW       COM         98950P108     3,763   1,441,786  SH           SHARED     1,2,3     20,000
                                                         122,840

03669.0003 #614749